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                          Sullivan & Cromwell LLP
                          1701 Pennsylvania Ave., N.W.
                          Washington, DC 20006

February 28, 2005

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: BNY Hamilton Funds, Inc.: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File Numbers 33-47703 and 811-6654)

Ladies and Gentlemen:

On behalf of BNY Hamilton Funds, Inc. (the "Fund"), transmitted herewith for filing under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 39 to the above-referenced Registration Statement on Form N-1A (the "PEA").

The PEA is being filed pursuant to paragraph (a)(1) of Rule 485, with the intention of having it become effective 60 days after the date hereof (i.e., April 29, 2005). Prior to the specified date of effectiveness, the fund will file another post-effective amendment, pursuant to paragraph (b) of Rule 485.

Please direct any questions or comments regarding the PEA or any matters relating to this filing to the undersigned at 202-956-7550 or to Nick Patnaik at 212-635-1270.

Very truly yours,

/s/ Paul J. McElroy
Paul J. McElroy

cc:  Nick Patnaik
     (The Bank of New York)